Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	€ 763.5	€ 759.6	€ 2,283.7	€ 2,189.5
Cost of sales	(546.8)	(538.5)	(1,632.7)	(1,566.9)
Gross profit	216.7	221.1	651.0	622.6
Other operating expenses	(104.8)	(93.4)	(323.2)	(287.6)
Exceptional items	(13.5)	(18.9)	(54.1)	(25.2)
Operating profit	98.4	108.8	273.7	309.8
Finance income	24.4	12.1	21.5	12.5
Finance costs	(26.4)	(16.5)	(87.8)	(47.6)
Net financing costs	(2.0)	(4.4)	(66.3)	(35.1)
Profit before tax	96.4	104.4	207.4	274.7
Taxation	(18.8)	(22.3)	(39.4)	(62.0)
Profit for the period	77.6	82.1	168.0	212.7
Equity owners of the parent	€ 77.6	€ 82.1	€ 168.0	€ 212.7
Earnings per share
Basic earnings per share	€ 0.46	€ 0.47
Diluted earnings per share	€ 0.46	€ 0.47	€ 0.97	€ 1.22